Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents (Note 15)	$ 1,483,252	$ 1,052,862
Short-term investments (Notes 4 and 15)	28,191	104,167
Accounts receivable, net (Note 5)	1,810,987	1,707,317
Inventories, net (Note 6)	2,605,609	2,323,641
Other current assets (Notes 10 and 20)	482,007	473,377
Total current assets	6,410,046	5,661,364
Property, plant and equipment, net (Note 7)	4,917,024	4,283,056
Restricted cash and investments (Notes 8 and 15)	0	275,163
Goodwill (Note 9)	1,973,608	2,004,538
Other intangible assets, net (Note 9)	874,154	959,240
Other assets (Note 10)	1,028,451	968,698
Total assets	15,203,283	14,152,059
Current liabilities:
Short-term debt (Notes 12 and 15)	29,202	29,912
Long-term debt due within one year (Notes 12 and 15)	3,300	250,000
Accounts payable (Note 11)	1,117,078	1,046,713
Salaries, wages and related accruals (Note 18)	282,860	279,898
Accrued expenses and other current liabilities (Notes 11, 14, 16 and 20)	527,776	423,045
Total current liabilities	1,960,216	2,029,568
Long-term debt due after one year (Notes 12 and 15)	4,376,900	3,380,200
Deferred credits and other liabilities (Notes 16, 18 and 20)	955,889	856,917
Total liabilities	7,293,005	6,266,685
Commitments and contingencies (Note 16)
Nucor stockholders' equity (Notes 13 and 17):
Common stock (800,000 shares authorized; 377,525 and 377,013 shares issued, respectively)	151,010	150,805
Additional paid-in capital	1,843,353	1,811,459
Retained earnings	7,140,440	7,124,523
Accumulated other comprehensive income, net of income taxes (Notes 2, 14 and 21)	9,080	56,761
Treasury stock (59,197 and 59,350 shares, respectively)	(1,498,114)	(1,501,977)
Total Nucor stockholders' equity	7,645,769	7,641,571
Noncontrolling interests	264,509	243,803
Total equity	7,910,278	7,885,374
Total liabilities and equity	$ 15,203,283	$ 14,152,059